X.COM FUNDS
                        SUPPLEMENT DATED December 8, 1999
                     to Prospectus, dated November 18, 1999

As of December 8, 1999, on pages 9 and 10 of the Prospectus, the Bar Graph and Average Annual Total Returns table for each of the Premier S&P 500 Fund, U.S.A. Bond Fund, and U.S.A. Money Market Fund are deleted in their entirety, and replaced with the following:

Premier S&P 500 Fund

         1994               0.93%          1997         33.22%
         1995              37.30%          1998         28.56%
         1996              22.77%

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Premier S&P 500 Fund Average Annual Total Returns (As of December 31, 1998)

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                            One Year     Five Years       Since July 2, 1993
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Premier S&P 500 Fund         28.56%        23.84%               22.71%
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S&P 500 Index                28.58%        24.06%               22.95%
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U.S.A. Bond Fund

         1994                -3.61%           1997     9.92%
         1995                18.95%           1998     9.49%
         1996                 2.28%

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U.S.A.  Bond Fund  Portfolio  Average  Annual Total  Returns (As of December 31,
1998)

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------------------------------------ -------------------- ----------------------
                            One Year      Five Years      Since July 2, 1993
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U.S.A. Bond Fund              9.49%        7.06%                 6.95%
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LB Bond Index                 9.47%        7.30%                 7.15%
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U.S.A. Money Market Fund

         1994               4.28%                1997            5.68%
         1995               6.01%                1998            5.61%
         1996               5.45%

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U.S.A. Money Market Fund Average Annual Total Returns (As of December 31, 1998)

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------------------------------------- ------------------- ----------------------
                            One Year        Five Years       Since July 2, 1993
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U.S.A. Money Market Fund    5.61%             5.40%              5.19%
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U.S. Treasury Bills         5.31%             5.32%              4.93%
(3-month)
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